ONEOK PARTNERS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 Rate	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest	$ 304,889,000
Issuance of common units of ONEOK Partners	533,824,000	459,587,000
Previously unowned share in Maysville natural gas processing facility	30.00%
Payment to acquire unowned interest in Maysville natural gas processing facilities	90,000,000
Asset acquisition, effective date of acquisition	Dec. 01, 2013
Current ownership share in Maysville natural gas processing facility	100.00%
Aggregate amount of common units available for issuance and sale under the Equity Distribution Agreement.	300,000,000
Partners capital account units sold under equity distribution agreement	681,000
Partners' Capital Account, Units, Sold in Public Offering	11,500,000	8,000,000
Public offering price of common units	$ 49.61	$ 59.27
Proceeds from Sale of Interest in Partnership Unit		460,000,000
Partners' Capital Account, Units, Sold in Private Placement		8,000,000
Proceeds from Issuance of Private Placement		460,000,000
Partners' Capital Account, Contributions		19,000,000
Repayment on line of credit facility		295,000,000
Long-term Debt, Gross	7,754,857,000	6,512,519,000
Ownership interest	41.20%	43.40%	42.80%
Common units	19,800,000
Class B units	73,000,000
Payment to acquire OBPI			94,200,000
Partnership agreement	Cash Distributions - We receive distributions from ONEOK Partners on our common and Class B units and our 2 percent general partner interest, which includes our incentive distribution rights. Under ONEOK Partners’ partnership agreement, as amended, distributions are made to the partners with respect to each calendar quarter in an amount equal to 100 percent of available cash as defined in the ONEOK Partners partnership agreement (Partnership Agreement), as amended. Available cash generally will be distributed 98 percent to limited partners and 2 percent to the general partner. The general partner’s percentage interest in quarterly distributions is increased after certain specified target levels are met during the quarter. In July 2011, the Partnership Agreement was amended to adjust the formula for distributing available cash among the general partner and limited partners to reflect the two-for-one unit split of ONEOK Partners’ common units. Under the incentive distribution provisions, as set forth in ONEOK Partners’ partnership agreement, as amended, the general partner receives: 15 percent of amounts distributed in excess of $0.3025 per unit; 25 percent of amounts distributed in excess of $0.3575 per unit; and 50 percent of amounts distributed in excess of $0.4675 per unit.
Partnership Interest [Member]
Related Party Transaction [Line Items]
Long-term Debt, Gross	6,067,208,000	4,824,857,000
ONEOK, Inc. [Member]
Related Party Transaction [Line Items]
Revenues	340,743,000	352,099,000	403,603,000
Expenses [Abstract]
Cost of sales and fuel	37,963,000	33,094,000	48,163,000
Administrative and general expenses	265,448,000	246,050,000	251,239,000
Total expenses	303,411,000	279,144,000	299,402,000
General Partner [Member]
Related Party Transaction [Line Items]
Ownership interest	2.00%	2.00%
Limited Partner [Member]
Related Party Transaction [Line Items]
Ownership interest	39.20%
Dividend Paid [Member]
Related Party Transaction [Line Items]
Total distributions	909,713,000	760,912,000	609,446,000
Distribution (in dollars per unit)	$ 2.870	$ 2.590	$ 2.325
Dividend Paid [Member] | General Partner [Member]
Related Party Transaction [Line Items]
General partner distributions	18,193,000	15,217,000	12,189,000
Incentive distributions	251,664,000	186,130,000	123,386,000
Distributions to general partner	269,857,000	201,347,000	135,575,000
Dividend Paid [Member] | Limited Partner [Member]
Related Party Transaction [Line Items]
Limited partner distributions to ONEOK	266,302,000	235,442,000	197,132,000
Limited partner distributions to noncontrolling interest	373,554,000	324,123,000	276,739,000
Dividend Declared [Member]
Related Party Transaction [Line Items]
Total distributions	931,236,000	817,754,000	625,751,000
Distribution (in dollars per unit)	$ 2.890	$ 2.690	$ 2.365
Dividend Declared [Member] | General Partner [Member]
Related Party Transaction [Line Items]
General partner distributions	18,625,000	16,355,000	12,515,000
Incentive distributions	259,466,000	210,095,000	131,212,000
Distributions to general partner	278,091,000	226,450,000	143,727,000
Dividend Declared [Member] | Limited Partner [Member]
Related Party Transaction [Line Items]
Limited partner distributions to ONEOK	268,157,000	249,600,000	200,524,000
Limited partner distributions to noncontrolling interest	384,988,000	341,704,000	281,500,000
Notes Payables due 2012 [Member] | Partnership Interest [Member]
Related Party Transaction [Line Items]
Long-term Debt, Gross		350,000,000
Debt Instrument, Interest Rate, Stated Percentage		5.90%
Debt Instrument, Maturity Date		Apr. 01, 2012
Issued under public offering [Member]
Related Party Transaction [Line Items]
Proceeds from Sale of Interest in Partnership Unit	553,300,000
Partners' Capital Account, Contributions	11,600,000
issued under equity distribution agreement [Member]
Related Party Transaction [Line Items]
Proceeds from Sale of Interest in Partnership Unit	36,100,000
Additional Paid-in Capital [Member]
Related Party Transaction [Line Items]
Issuance of common units of ONEOK Partners	87,295,000	(51,100,000)
Expenses [Abstract]
Noncontrolling Interest, Increase from Equity Issuance or Sale of Parent Equity Interest		$ (51,100,000)
Minimum [Member]
Related Party Transaction [Line Items]
Useful Life	20 years
Maximum [Member]
Related Party Transaction [Line Items]
Useful Life	30 years